Restricted Net Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Net Assets [Abstract]
Percentage of allocate to annual tax profit	10.00%
Percentage of enterprise’s statutory accounts	50.00%
Statutory common reserve, percentage	10.00%
Percentage of annual tax profit	50.00%
Net assets (in Dollars)	$ 81.4	$ 88.0